Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 8,281,676	$ 8,120,176	$ 7,741,386
Top client
Disaggregation of Revenue [Line Items]
Revenue	639,520	721,309	683,546
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	1,431,873	1,453,508	1,506,087
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	1,306,604	1,188,943	1,112,636
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	1,774,160	1,743,539	1,585,739
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 3,129,519	$ 3,012,877	$ 2,853,378